Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Average Exercise Price Per Share
Sale of stock, price per share (in dollars per share)					$ 4.35
2013 Plan
Number of Options Outstanding
Beginning balance (in shares)	15,381,736	17,898,619	14,663,610
Granted (in shares)	0	0	5,782,544
Exercised (in shares)	(789,809)	(1,557,214)	(19,404)
Forfeited (in shares)	(64,999)	(912,912)	(2,052,583)
Expired (in shares)		(46,757)	(475,548)
Ending balance (in shares)	14,526,928	15,381,736	17,898,619	14,663,610
Options exercisable (in shares)	12,185,463	12,546,315
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 2.00	$ 4.94	$ 4.05
Granted (in dollars per share)	0	0	8.67
Exercised (in dollars per share)	0.77	0.60	5.36
Forfeited (in dollars per share)	3.98	4.07	8.62
Expired (in dollars per share)		3.08	6.92
Ending balance (in dollars per share)	2.06	2.00	$ 4.94	$ 4.05
Options exercisable (in dollars per share)	$ 1.79	$ 1.68
Options outstanding, remaining contractual life		5 years 9 months 29 days	6 years 9 months	6 years 11 months 8 days
Options exercisable, remaining contractual life		5 years 3 months
Options outstanding, intrinsic value		$ 36,093	$ 110,552	$ 54,100
Options exercisable, intrinsic value		$ 33,464
2021 Plan
Number of Options Outstanding
Beginning balance (in shares)	1,013,480	0
Granted (in shares)	0	1,013,480
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Expired (in shares)		0
Ending balance (in shares)	1,013,480	1,013,480	0
Options exercisable (in shares)	152,902	81,538
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 15.84	$ 0
Granted (in dollars per share)	0	15.84
Exercised (in dollars per share)	0	0
Forfeited (in dollars per share)	0	0
Expired (in dollars per share)		0
Ending balance (in dollars per share)	15.84	15.84	$ 0
Options exercisable (in dollars per share)	$ 15.84	$ 15.84
Options outstanding, remaining contractual life		9 years 7 months 9 days	0 years
Options exercisable, remaining contractual life		9 years 7 months 9 days
Options outstanding, intrinsic value		$ 11,645	$ 0
Options exercisable, intrinsic value		$ 937